Consolidated Statements of Cash Flows (USD $)	3 Months Ended		6 Months Ended	12 Months Ended		39 Months Ended	42 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (819,531)	$ (630,850)	$ (398,209)	$ (6,727,457)	$ (590,215)	$ (8,016,470)	$ (8,836,001)
Amortization of notes payable discount	0	10,579	77,416	19,312	138,939	287,500	287,500
Amortization of deferred financing costs	75,508	44,786	59,021	279,096	23,972	362,089	437,597
Amortization of intangible asset	886	0	0	295	0	295	1,181
Stock-based compensation expense	165,318	0	0	3,687,502	0	3,687,502	3,852,820
Derivative (income) expense	(42,735)	0	0	157,761	0	157,761	115,026
Changes in operating assets and liabilities:
Decrease (increase) in other assets	45,251	(167)	(2,175)	6,706	(75,000)	(170,469)	(125,218)
Decrease (increase) in due from related parties	122,427	0	0	(206,609)	(3,496)	(206,609)	(84,182)
Increase in accounts payable and accrued expenses	220,538	180,913	(79,742)	80,117	101,144	189,379	409,917
Increase in accounts payable and accrued expenses - related party	146,700	0	0	804,861	0	804,861	951,561
Increase in interest payable	89,309	49,700	58,307	270,451	41,439	380,575	469,884
Net Cash Provided by (Used In) Operating Activities	3,671	(345,039)	(285,382)	(1,627,965)	(363,217)	(2,523,586)	(2,519,915)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	0	0	0	(11,717)	0	(11,717)	(11,717)
Acquisition of assets	0	0	0	(500,000)	0	(500,000)	(500,000)
(Increase) decrease in interest receivable - related party	(3,454)	19,217	(24,436)	28,206	(7,111)	(3,341)	(6,795)
Issuance of note receivable - related party	0	(83,372)	(425,450)	(305,603)	(407,004)	(1,138,057)	(1,138,057)
Payments on note receivable - related party	0	0	0	974,228	0	974,228	974,228
Net Cash Used In Investing Activities	(3,454)	(64,155)	(449,886)	185,114	(414,115)	(678,887)	(682,341)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on financing costs	0	(75,000)	(84,500)	(157,500)	0	(242,000)	(242,000)
Proceeds from issuance of convertible notes payable	0	750,000	845,000	1,575,000	813,000	3,480,500	3,480,500
Repayments of convertible notes payable	0	0	0	0	(35,500)	(35,500)	(35,500)
Net Cash Provided By Financing Activities	0	675,000	760,500	1,417,500	777,500	3,203,000	3,203,000
Net increase in cash	217	265,806	25,232	(25,351)	168	527	744
Cash - Beginning of Period	527	25,878	646	25,878	478	0	0
Cash - End of Period	744	291,684	25,878	527	646	527	744
Cash Paid During the Period for:
Taxes	0	0	0	0	0	0	0
Interest	0	0	0	0	0	0	0
Non-Cash Transactions:
Assumption of accrued expenses in reverse merger	0	0	0	1,207	0	1,207	1,207
Assumption of due to/from related party in reverse merger	0	0	0	23,263	0	23,263	23,263
Assets acquired in asset acquisition:
Inventory	0	0	0	223,000	0	223,000	223,000
Fixed assets	0	0	0	264,000	0	264,000	264,000
Intangible assets	0	0	0	13,000	0	13,000	13,000
Cash paid for asset acquisition	$ 0	$ 0	$ 0	$ 500,000	$ 0	$ 500,000	$ 500,000